Segment Disclosures (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues from external customers:
Total revenues	$ 9,600	$ 8,238	$ 11,851
Long-lived assets:
Long-lived assets	20,267	19,595	18,683
United States [Member]
Revenues from external customers:
Total revenues	9,343	8,048	11,590
Long-lived assets:
Long-lived assets	19,740	19,185	18,348
Other Countries [Member]
Revenues from external customers:
Total revenues	257	190	261
Long-lived assets:
Long-lived assets	$ 527	$ 410	$ 335